Financing - Debentures (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands		12 Months Ended
	Jun. 29, 2018	Dec. 31, 2018
Financing
Nominal unit value	R$ 1
Current		R$ 1,297
Non-current		4,662,156
Current and Non-current		4,663,453
Debentures 6th issuance, June 29, 2018
Financing
Notional amount	R$ 4,681,100
Debentures 6th issuance, June 29, 2018 | CDI
Financing
Notional amount	R$ 4,681,100
Current		1,297
Non-current		4,662,156
Current and Non-current		R$ 4,663,453
Percentage of basis used to calculate interest rate	112.50%	112.50%